Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2016
Accounts receivable, net
Schedule of Accounts receivable
	2015	2016
	RMB	RMB

Accounts receivable	1,946,230	2,168,655
Less: allowance for doubtful accounts	(46,441)	(100,040)

	1,899,789	2,068,615

Schedule of Allowance of Trade Receivable
The movements in the allowance for doubtful accounts were as follows:

	2014	2015	2016
	RMB	RMB	RMB

Balance as of January 1	23,802	37,699	46,441
Charge for the year	13,897	8,931	53,599
Write off for the year	-	(189)	-

Balance as of December 31	37,699	46,441	100,040